Collaborations and Other Arrangements (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended								12 Months Ended			36 Months Ended
	Oct. 01, 2015	Dec. 31, 2009	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue			$ 5,637.6	$ 5,306.9	$ 5,585.0	$ 4,963.8	$ 5,406.4	$ 4,961.0	$ 5,091.6	$ 4,514.9	$ 21,493.3	$ 19,973.8	$ 18,312.8
Research and development											5,051.2	5,096.2	5,040.0
Europe
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue											3,663.1	3,390.6	3,214.4
JAPAN
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue											2,407.4	2,339.5	2,253.0
United States
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue											12,391.9	11,414.4	10,147.0
Trajenta
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue											574.7	537.9	436.6
Trajenta | United States | Human pharmaceutical products
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue											224.2	213.2	165.9
Trajenta | Milestone Payments, Development and Regulatory, Capitalized, Cumulative [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, rights and obligations, terms											446.4
Jardiance
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue											658.3	447.5	201.9
Jardiance | United States | Human pharmaceutical products
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue											400.2	290.4	144.5
Jardiance | Milestone Payments, Development and Regulatory, Capitalized, Cumulative [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, rights and obligations, terms											289.0
Basaglar
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue											801.2	432.1	86.1
Basaglar | United States | Human pharmaceutical products
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue											622.8	311.1	15.8
Basaglar | Milestone Payments, Development and Regulatory, Capitalized, Cumulative [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, rights and obligations, terms														$ (250.0)
Basaglar | Milestone Payments, Development and Regulatory, Capitalized
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, rights and obligations, terms											0.0	0.0	(187.5)
Erbitux
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue											635.3	645.9	687.0
Erbitux | United States | Human pharmaceutical products
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue											531.6	541.7	581.1
Erbitux | Sales Reported
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, rights and obligations percent (in percentage)	38.00%
Erbitux, Product
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue											536.1	548.2	587.0
Erbitux, Collaboration and Other Revenue
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue											99.2	97.7	100.0
Effient | Human pharmaceutical products
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue											122.2	388.9	535.2
Effient | United States | Human pharmaceutical products
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue											$ 68.1	340.1	465.6
Effient | Profit And Development And Marketing Share
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, rights and obligations percent (in percentage)											50.00%
Olumiant | Research And Development Exp
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, rights and obligations percent (in percentage)		30.00%
Olumiant | Milestone Payments, Development and Regulatory, Expensed
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development											$ 20.0	30.0
Olumiant | Milestone Payments, Development and Regulatory, Expensed | United States and Europe [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development													$ 55.0
Olumiant | Milestone Payments, Development and Regulatory, Capitalized (Deferred) | Europe
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, rights and obligations, terms												65.0
Olumiant | Milestone Payments, Development and Regulatory, Capitalized (Deferred) | JAPAN
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, rights and obligations, terms												$ 15.0
Olumiant | Milestone Payments, Development and Regulatory, Capitalized (Deferred) | United States
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, rights and obligations, terms											100.0
Olumiant | Milestone Payments, Development and Regulatory
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, rights and obligations, terms											130.0
Olumiant | Royalty Payments Received
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, rights and obligations percent (in percentage)		20.00%
Olumiant | Milestone Payments, Sales-based
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, rights and obligations, terms											150.0
Tanezumab | Milestone Payments, Development and Regulatory
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, rights and obligations, terms											350.0
Tanezumab | Milestone Payments, Sales-based
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, rights and obligations, terms											$ 1,230.0